Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 667,288	$ 476,715	$ 196,627
Trade receivables, net	9,422,256	4,176,766	697,999
Other current financial assets	53,338	73,284	1,035,930
Prepayments and other short-term assets	1,681,393	1,169,395	1,520,917
Inventories, net	3,826,387	4,745,931	5,714,352
Prepaid income tax	507	45	749
Current Assets	15,651,169	10,642,136	9,166,574
Non-current Assets
Long-term trade receivables	870,733	0	0
Non-current financial assets	101,080	107,862	107,890
Investments and accounted for using the equity method	0	0	2,777,515
Property, plant and equipment, net	9,485,485	10,486,478	11,055,170
Intangible assets, net	57,049	93,832	6,039,521
Deposits	160,973	186,573	4,515,581
Deferred income tax assets	0	0	2,961,847
Non-current Assets	10,675,320	10,874,745	27,457,524
Total assets	26,326,489	21,516,881	36,624,098
Current Liabilities
Trade payables	6,755,249	6,220,562	7,184,181
Other payables	34,198,791	26,842,873	5,690,765
Other current liabilities	2,762,974	974,911	799,571
Current lease liabilities	31,634	165,294	108,488
Product warranty provision	31,528	30,957	36,099
Short-term borrowings	13,382,311	13,511,319	11,863,506
Current portion of long-term liabilities	1,228,701	1,620,136	2,001,142
Convertible Bonds	4,289,064	1,961,792	0
Current tax liabilities	5,954	6,941	14,389
Current Liabilities	62,686,206	51,334,785	27,698,141
Non-current Liabilities
Other non-current payables	9,176,992	7,838,339	31,826
Pension and other employee obligations	1,587,974	1,825,683	1,341,858
Long-term borrowings	5,218,481	4,864,373	4,741,358
Derivative warrant liabilities	1,940,138	2,018,349	0
Non-current lease liabilities	6,815	13,943	24,694
Other non-current liabilities	0	0	69,836
Non-current Liabilities	17,930,400	16,560,687	6,209,572
Total liabilities	80,616,606	67,895,472	33,907,713
Share capital
Share capital	2,916	2,898	1,609
Additional paid-in and other capital	89,018,682	88,485,921	61,707,352
Changes in equity from equity method	(353,543)	(353,543)	(353,543)
Stock options	5,273,139	4,830,518	2,297,697
Treasury stock	(568,467)	(568,467)	0
Gains on sale of treasury stock	(410,453)	(410,453)	(410,453)
Consideration for conversion rights	98,951	98,951	0
Other capital surplus	(51,043)	(51,043)	(51,043)
Other components of equity	3,988,584	3,545,963	1,482,658
Foreign currency translation differences for foreign operations	1,356,330	749,855	1,933,924
Gain from FVOCI	2,688	2,688	0
Accumulated other comprehensive income	1,359,018	752,543	1,933,924
Unappropriated retained earnings (deficit)	(145,836,310)	(136,790,543)	(62,348,576)
Retained earnings (deficit)	(145,836,310)	(136,790,543)	(62,348,576)
Non-controlling interest	(2,823,007)	(2,375,373)	(60,582)
Total equity	(54,290,117)	(46,378,591)	2,716,385
Total liabilities and equity	$ 26,326,489	$ 21,516,881	$ 36,624,098